Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments And Contingencies [Line Items]
Rent expenses under operating lease	$ 25.4	$ 20.5	$ 19.0
Guarantees under lease of residual value	2.8
Letter of credit outstanding	$ 15.6		12.4
Litigation settlement received			$ 0.6
Property, Plant and Equipment | Minimum
Commitments And Contingencies [Line Items]
Operating lease initial term land, buildings and equipment	1 year
Property, Plant and Equipment | Maximum
Commitments And Contingencies [Line Items]
Operating lease initial term land, buildings and equipment	20 years